Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income tax expense [Line Items]
Effective statutory tax rate	30.60%	30.60%	30.90%
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures	¥ 1,471	¥ 810,000
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized	¥ 1,777,000	¥ 2,334,000
Government of Japan promulgated an amendment to the Corporation Tax Act and the Local Tax Act on March 31, 2016 [Member]
Disclosure of income tax expense [Line Items]
Reduction in national corporation tax rate	0.20%			0.50%
Reduction in enterprise tax rate				1.20%
Effective statutory tax rate		30.60%	30.90%	32.30%